UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272

Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                August 14, 2009
------------------------         ---------------             ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total:  $161,089
                                        (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                            COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6  COL 7        COLUMN 8

                                                                VALUE     SHRS OR   SH/ PUT/   INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION MNGRS  SOLE      SHRD NOEN
--------------                   --------------     -----       -------   -------   --- ----   ---------- -----  ----      ---- ----
AIRCASTLE LTD                    COM               G0129K104    7,328       996,974 SH          SOLE               996,974
AEROVIRONMENT INC                COM               008073108    1,245        40,359 SH          SOLE                40,359
ALLIANCE DATA SYSTEMS CORP       COM               018581108    2,455        59,590 SH          SOLE                59,590
ALLIANT TECHSYSTEMS INC          COM               018804104   10,791       131,028 SH          SOLE               131,028
AMPHENOL CORP NEW                CL A              032095101    7,690       243,055 SH          SOLE               243,055
ANNALY CAP MGMT INC              COM               035710409    3,097       204,569 SH          SOLE               204,569
ASCENT MEDIA CORP                COM SER A         043632108    1,426        53,635 SH          SOLE                53,635
BAXTER INTL INC                  COM               071813109   10,381       196,019 SH          SOLE               196,019
CHIMERA INVT CORP                COM               16934Q109    4,643     1,330,453 SH          SOLE             1,330,453
COACH INC                        COM               189754104    2,048        76,200 SH          SOLE                76,200
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS  207597626      284         8,575 SH          SOLE                 8,575
COPART INC                       COM               217204106    6,395       184,467 SH          SOLE               184,467
CREDIT ACCEP CORP MICH           COM               225310101   11,694       535,210 SH          SOLE               535,210
CLEVELAND BIOLABS INC            COM               185860103      514       119,201 SH          SOLE               119,201
DEALERTRACK HLDGS INC            COM               242309102    4,100       241,305 SH          SOLE               241,305
DISCOVERY COMMUNICATNS NEW       COM SER A         25470F104    4,203       186,716 SH          SOLE               186,716
DISCOVERY COMMUNICATNS NEW       COM SER C         25470F302    3,833       186,716 SH          SOLE               186,716
GENESEE & WYO INC                CL A              371559105    7,231       272,776 SH          SOLE               272,776
HARMAN INTL INDS INC             COM               413086109    1,908       101,467 SH          SOLE               101,467
HEXCEL CORP NEW                  COM               428291108    4,571       479,647 SH          SOLE               479,647
KINETIC CONCEPTS INC             COM NEW           49460W208   10,650       390,818 SH          SOLE               390,818
KIRBY CORP                       COM               497266106    2,273        71,511 SH          SOLE                71,511
LABORATORY CORP AMER HLDGS       COM NEW           50540R409   10,754       158,630 SH          SOLE               158,630
MEDCO HEALTH SOLUTIONS INC       COM               58405U102    1,140        25,000 SH          SOLE                25,000
NEUSTAR INC                      CL A              64126X201      232        10,490 SH          SOLE                10,490
PECO ENERGY CO                   PREFERRED STOCKS  693304404      283         3,800 SH          SOLE                 3,800
POLYPORE INTL INC                COM               73179V103    1,287       115,709 SH          SOLE               115,709
PRECISION CASTPARTS CORP         COM               740189105    3,440        47,107 SH          SOLE                47,107
PRICELINE COM INC                COM NEW           741503403    8,210        73,600 SH          SOLE                73,600
SAIC INC                         COM               78390X101    1,162        62,625 SH          SOLE                62,625
SLM CORP                         COM               78442P106    7,307       711,524 SH          SOLE               711,524
STANCORP FINL GROUP INC          COM               852891100    1,306        45,545 SH          SOLE                45,545
STEINWAY MUSICAL INSTRS INC      COM               858495104    3,052       285,207 SH          SOLE               285,207
VARIAN MED SYS INC               COM               92220P105    5,454       155,201 SH          SOLE               155,201
VICOR CORP                       COM               925815102    4,322       598,652 SH          SOLE               598,652
VISA INC                         COM CL A          92826C839    4,380        70,353 SH          SOLE                70,353

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